Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Loans outstanding with related parties	$ 469,000	$ 485,000
Amount of new loan	415,000
Proceeds of loan	360,000
Repayment of loans	$ 71,000